Earnings per share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings per share [abstract]
Summary of reconciliation of earnings used to calculate earnings per share explanatory

	Six months ended 30 June
	2024	2023
	£m	£m
Earnings attributable to owners of the parent	4,492	3,959
Coupon on perpetual hybrid bonds	(28)	(29)
Tax on coupon on perpetual hybrid bonds	7	7
Earnings	4,471	3,937

Summary of earnings per share calculations	Earnings per share calculations are based upon the following :

		Reported		Adjusted		Headline
		Basic	Diluted	Basic	Diluted	Basic	Diluted
Six months to 30 June 2024
– Earnings	£m	4,471	4,471	3,779	3,779	3,500	3,500
– Shares	m	2,223	2,232	2,223	2,232	2,223	2,232
– Per share	p	201.1	200.3	170.0	169.3	157.5	156.8
Six months to 30 June 2023
– Earnings	£m	3,937	3,937	4,062	4,062	3,980	3,980
– Shares	m	2,229	2,237	2,229	2,237	2,229	2,237
– Per share	p	176.6	176.0	182.2	181.6	178.6	177.9

Adjusted earnings per share explanatory	Adjusted diluted earnings per share are calculated by taking the following adjustments into account (see pages 27 to 29):
Items presented below are net of tax, when applicable.

	Six months ended 30 June
	2024	2023
	pence	pence
Diluted earnings per share	200.3	176.0
Effect of amortisation and impairment of goodwill, trademarks and similar intangibles	44.5	3.6
Effect of settlement of historical litigation in relation to the Fox River	(5.0)	—
Net effect of Excise and VAT cases	—	(5.3)
Effect in operating profit of partial disposal of an associate	0.3	—
Effect of charges in respect of DOJ and OFAC investigations	0.2	3.0
Effect of planned disposal of subsidiaries	—	0.7
Effect of other adjusting items in operating profit	4.6	1.9
Effect of adjusting items in net finance costs	(17.4)	0.6
Effect of gains related to the partial divestment of shares held in ITC	(61.1)	—
Tax associated with the partial divestment of shares held in ITC	1.6	—
Effect of associates’ adjusting items	(0.3)	0.7
Effect of adjusting items in respect of deferred taxation	(5.9)	0.4
Adjusting items in tax	7.5	—
Adjusted diluted earnings per share	169.3	181.6
Impact of translational foreign exchange	8.4	—
Adjusted diluted earnings per share translated at 2023 exchange rates	177.7	181.6

Disclosure of headline earnings loss explanatory	Diluted headline earnings per share are calculated by taking the following adjustments into account:

	Six months ended 30 June
	2024	2023
	pence	pence
Diluted earnings per share	200.3	176.0
Effect of impairment of intangibles, property, plant and equipment, associates and held-for-sale assets (net of tax)	16.8	3.0
Effect of gains on disposal of property, plant and equipment, trademarks, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback (net of tax)	(1.4)	(0.4)
Issue of shares and change in shareholding of an associate	(0.3)	(0.7)
Gain on partial disposal of an associate and associated capital gains tax	(58.6)	—
Diluted headline earnings per share	156.8	177.9

Disclosure of reconciliation of earnings to headline earnings explanatory	The following is a reconciliation of earnings to headline earnings, in accordance with the JSE Listing Requirements:

	Six months ended 30 June
	2024	2023
	£m	£m
Earnings	4,471	3,937
Effect of impairment of intangibles, property, plant and equipment, associates and held-for-sale assets (net of tax)	373	68
Effect of gains on disposal of property, plant and equipment, trademarks, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback (net of tax)	(31)	(8)
Effect of impairment of subsidiaries transferred to held-for-sale and associated costs (net of tax)	—	(1)
Issue of shares and change in shareholding of an associate	(6)	(16)
Gain on partial disposal of an associate and associated capital gains tax	(1,307)	—
Headline earnings	3,500	3,980